Cost of services (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost of services
Wages and salaries	$ 227,076	$ 242,237	$ 231,753
Maintenance	124,563	177,191	152,583
Security and insurance	134,774	161,351	170,549
Utilities (electric, cleaning and water)	122,961	177,250	210,158
Building lease	2,543	15,683	44,359
Allowance for doubtful accounts	17,738	(241)	(5,960)
Cost of hotel service	30,650	85,706	65,853
Employee statutory profit sharing	1,917	236	1,099
Equipment lease, fees and others	103,736	94,794	107,502
Cost of services	$ 765,958	$ 954,207	$ 977,896